Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	ELF
Entity Registrant Name	e.l.f. Beauty, Inc.
Entity Central Index Key	0001600033
Entity Filer Category	Non-accelerated Filer